Post retirement benefit plans	12 Months Ended
Dec. 31, 2015
Post retirement benefit plans

Note 22 Post retirement benefit plans

The Company operates defined contribution pension and defined benefit plans in accordance with local regulations and practices. These plans cover a portion of the Company’s employees and provide benefits to employees in the event of death, disability, or retirement. The measurement date used for the Company’s employee benefit plans is December 31. The funding policies of the Company’s plans are consistent with the local government and tax requirements and several of the plans are not required to be funded according to local government and tax requirements. For all employees not part of a defined contribution pension or defined benefit plan, the Company does not pay or reimburse pension premiums other than any applicable statutory national premiums for state pension.

The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension plans as the difference between the fair value of the plan assets and the benefit obligation.

Defined contribution plans

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees and a retirement savings plan for its U.K. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation. The Company contributed and recorded in Operating expenses $380, $480 and $665 during 2013, 2014, and 2015, respectively.

Defined benefit plan

The Company maintains a defined benefit plan for its Swiss employees. The change in benefit obligation, change in fair value of plan assets, and funded status recognized in the Consolidated Balance Sheets were as follows:

	Defined pension benefits
	2014	2015
Benefit obligation at January 1,	$—	$(2,438)
Service cost	(26)	(165)
Past year service cost	—	85
Interest cost	(6)	(32)
Contributions by plan participants	(12)	(67)
Benefit payments	22	386
Benefit obligations of businesses acquired	(2,424)	—
Actuarial loss	(94)	(108)
Other	36	126
Exchange rate differences	66	80

Benefit obligation at December 31,	$(2,438)	$(2,133)

Fair value of plan assets at January 1,	$—	$1,541
Actual return on plan assets	10	25
Contributions by employer	22	119
Contributions by plan participants	12	67
Benefit payments	(22)	(386)
Plan assets of businesses acquired	1,562	—
Other	(1)	(10)
Exchange rate differences	(42)	(48)

Fair value of plan assets at December 31,	$1,541	$1,308

Funded status – underfunded (non-current)	(897)	(825)

The accumulated benefit obligations (ABO) were $2.4 million and $2.1 million at December 31, 2014 and 2015, respectively. The accumulated amount recognized in Other comprehensive income as of December 31, 2015 was $199, before tax effects.

Components of net periodic benefit cost

Net periodic benefit cost consisted of the following:

	Defined pension benefits
	2013	2014	2015
Service cost	$—	$26	$165
Prior year service cost	—	—	(38)
Interest cost	—	6	32
Expected return on plan assets	—	(7)	(41)
Curtailments/settlements	—	—	(126)
Administration expenses	—	1	11

Net periodic benefit cost	$—	$26	$3

Assumptions

The following weighted-average assumptions were used to determine benefit obligations:

		Defined pension benefits
(in %)		2014	2015
Discount rate		1.25	0.80
Rate of compensation increase		2.00	2.00
Pension increase assumption		0.25	—

The discount rate assumptions are based upon high corporate quality bonds.

The following weighted-average assumptions were used to determine the “Net periodic benefit cost”:

	Defined pension benefits
(in %)	2013	2014	2015
Discount rate	—	1.50	0.80
Expected long-term rate of return on plan assets	—	2.50	1.25
Rate of compensation increase	—	2.00	2.00

Plan assets

As of January 1, 2015, the Company transferred its plan assets to a new insurance company and as a consequence, all plan assets at December 31, 2014 were cash. The asset allocation of the new insurance company on a weighted-average basis was as follows:

	2014		2015
Asset Class(1)
Equity	$379	25%	$325	25%
Fixed income	477	31%	709	54%
Real estate	638	41%	119	9%
Other	47	3%	155	12%

Total	$1,541	100%	$1,308	100%

(1)	As of January 1, 2015, Norman Data Defense Systems AG changed the pension fund to AXA collective funds. The disclosed asset allocation for December 31, 2014 corresponds to the asset allocation of the current pension fund as of January 1, 2015.

Estimated future benefit payments

The future expected benefit payments by the Company’s pension plan, which reflect expected future services, as appropriate as at December 31, 2015, are as follows:

Estimated benefit payments
2016	$70
2017	64
2018	59
2019	55
2020	53
Years 2021 -2025	278